Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Apr. 21, 2022	Feb. 09, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Business Acquisition [Line Items]
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)			$ 61,096	$ 54,418	$ 103,988	$ 90,278
Contingent consideration					23,373
Net working capital adjustments payable					950
Purchase price consideration					128,311
Current assets, excluding cash acquired			3,532		3,532
Current liabilities			(1,872)		(1,872)
Deferred revenue			(2,456)		(2,456)
Net tangible assets (liabilities) assumed			(796)		(796)
Finite-lived intangible assets acquired			128,311		128,311
Goodwill			71,853		71,853
Customer agreements and relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			19,650		19,650
Existing Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			35,740		35,740
Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			164		164
Non-compete covenants
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			1,700		1,700
Net CHB, LLC
Business Acquisition [Line Items]
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)		$ 38,700			38,664
Contingent consideration					13,948
Net working capital adjustments payable					51
Purchase price consideration					52,663
Current assets, excluding cash acquired			469		469
Current liabilities			(367)		(367)
Net tangible assets (liabilities) assumed			102		102
Finite-lived intangible assets acquired			52,663		52,663
Goodwill			26,797		26,797
Net CHB, LLC | Customer agreements and relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			10,900		10,900
Net CHB, LLC | Existing Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			14,100		14,100
Net CHB, LLC | Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			64		64
Net CHB, LLC | Non-compete covenants
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			700		700
Foxtrot
Business Acquisition [Line Items]
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)	$ 4,200				4,228
Net working capital adjustments payable					74
Purchase price consideration					4,302
Current assets, excluding cash acquired			835		835
Current liabilities			(14)		(14)
Deferred revenue			(336)		(336)
Net tangible assets (liabilities) assumed			485		485
Finite-lived intangible assets acquired			4,302		4,302
Goodwill			1,527		1,527
Foxtrot | Customer agreements and relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			650		650
Foxtrot | Existing Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			1,640		1,640
XPS
Business Acquisition [Line Items]
Cash, less cash acquired related to NetCHB ($658), Foxtrot (Nil) and XPS ($3,932)					61,096
Contingent consideration					9,425
Net working capital adjustments payable					825
Purchase price consideration					71,346
Current assets, excluding cash acquired			2,228		2,228
Current liabilities			(1,491)		(1,491)
Deferred revenue			(2,120)		(2,120)
Net tangible assets (liabilities) assumed			(1,383)		(1,383)
Finite-lived intangible assets acquired			71,346		71,346
Goodwill			43,529		43,529
XPS | Customer agreements and relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			8,100		8,100
XPS | Existing Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			20,000		20,000
XPS | Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			100		100
XPS | Non-compete covenants
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 1,000		$ 1,000